INVENTORY	9 Months Ended
Sep. 30, 2023
INVENTORY
Inventory

6. INVENTORY

	September 30, 2023	December 31, 2022
Process material stockpiles	$3,262	$2,788
Concentrate inventory	3,154	1,617
Materials and supplies	2,457	1,855
	$8,873	$6,260

The amount of inventory recognized as an expense for the three and nine months ended September 30, 2023 totalled $9,952 and $26,101 (three and nine months ended September 30, 2022 – $7,058 and $18,832). See Note 16 for further details. During the nine months ended September 30, 2023, the Company wrote down $84 of materials and supplies inventory (September 30, 2022 – Nil).